Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Interest income	$ 8,882,151	$ 8,120,949	$ 36,743,470	$ 39,392,209
Real estate operating revenue	2,979,454	2,011,641	8,894,991	10,423,563
Prepayment fee income			190,997	0
Other operating income	250,665	156,662	855,799	505,116
Total	12,112,270	10,289,252	46,685,257	50,320,888
Operating expenses
Operating expenses reimbursed to Manager	1,928,563	1,342,758	6,916,371	6,041,075
Asset management fee	1,488,095	1,156,543	5,134,149	4,480,706
Asset servicing fee	349,329	273,207	1,181,924	1,008,256
Provision for loan losses	50,296	276,020	10,904,163	3,738,758
Real estate operating expenses	1,217,963	971,315	5,003,893	4,505,119
Depreciation and amortization	1,718,372	931,725	3,989,114	4,635,980
Impairment charge	1,604,989	0	3,395,430	0
Professional fees	742,518	520,419	1,795,856	1,695,876
Directors fees	36,252	36,250	145,000	190,000
Other	83,421	71,488	448,503	371,444
Total Operating Expenses	9,219,798	5,579,725	38,914,403	26,667,214
Operating Income	2,892,472	4,709,527	7,770,854	23,653,674
Other Income and expense
Interest expense from obligations under participation agreements	(1,075,109)	(1,880,081)	(10,596,545)	(8,514,804)
Interest expense on repurchase agreement payable	(755,826)	0	(142,495)	(3,727,466)
Interest expense on mortgage loan payable	(518,617)	(686,150)	(2,449,239)	(2,976,913)
Interest expense on revolving line of credit	(524,294)	(17,846)	(911,811)	(1,398,103)
Interest expense on term loan payable	(164,969)	(1,672,768)	(6,835,877)	(2,137,651)
Interest expense on unsecured notes payable	(1,430,183)	0	(3,173,673)	0
Interest expense on secured borrowing	(552,785)	(299,805)	(1,576,502)	(633,850)
Net loss on extinguishment of obligations under participation agreements			0	(319,453)
Net unrealized gains on marketable securities	(99,044)	(14,608)	22,500	111,494
Income from equity investment in unconsolidated investments	1,419,335	1,337,827	5,925,802	38,640
Realized loss on loan repayments			(517,989)	0
Realized gains on marketable securities	51,133	0	129,248	1,160,162
Other Nonoperating Income (Expense)	(3,650,359)	(3,233,431)	(20,126,581)	(18,397,944)
Net (loss) income	(757,887)	1,476,096	(12,355,727)	5,255,730
Series A preferred stock dividend declared	(3,906)	(3,906)	(15,624)	(15,624)
Net (loss) income allocable to common stock	$ (761,793)	$ 1,472,190	$ (12,371,351)	$ 5,240,106
(Loss) earnings per share — basic and diluted	$ (0.04)	$ 0.08	$ (0.63)	$ 0.28
Weighted-average shares — basic and diluted	19,487,460	19,487,460	19,487,460	18,813,066
Distributions declared per common share	$ 0.2	$ 0.2	$ 0.88	$ 1.16